Significant Accounting Policies - Schedule of Exchange Rates (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	7.119	7.0176	7.2567
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	7.1947	7.2023	7.2163